Expense Example - Institutional Shares	Feb. 01, 2026 USD ($)
Baywood ValuePlus Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,813
Expense Example, with Redemption, 10 Years	4,080
Baywood SociallyResponsible Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	$ 2,160